UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2003
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia              5/9/03
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         109
                                             -------------------------

Form 13F Information Table Value Total:      $  210,002
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
Abercrombie & Fitch Co.             COM     002896207    2272       75645     SH           SOLE                  75645
ABM Industries, Inc.                COM     000957100     903       68700     SH           SOLE                  68700
Advancepcs Com                      COM     00790k109    1683       59390     SH           SOLE                  59390
Alcoa, Inc.                         COM     013817101    2678      138193     SH           SOLE                 138193
Allete, Inc.                        COM     018522102    1218       58650     SH           SOLE                  58650
Allied Capital, Inc.                COM     01903Q108    3210      160659     SH           SOLE                 160659
American Axle & Manufacturing       COM     024061103    1265       60100     SH           SOLE                  60100
Ameripath Inc.                      COM     03071D109     567       26675     SH           SOLE                  26675
Amgen, Inc.                         COM     031162100     298        5182     SH           SOLE                   5182
AMN Healthcare Services             COM     001744101     954       86885     SH           SOLE                  86885
Apogee Enterprises                  COM     037598109    1140      138620     SH           SOLE                 138620
Apria Healthcare Group Com          COM     037933108    2071       88660     SH           SOLE                  88660
Arrow International, Inc.           COM     042764100     872       21440     SH           SOLE                  21440
Arvinmeritor, Inc.                  COM     043353101    1492      106615     SH           SOLE                 106615
Ashland, Inc.                       COM     044204105    3220      108540     SH           SOLE                 108540
Bank of America                     COM     060505104    1048       15682     SH           SOLE                  15682
Bank of New York                    COM     064057102     578       28192     SH           SOLE                  28192
Barr Laboratories                   COM     068306109    3364       59018     SH           SOLE                  59018
BB&T Corp.                          COM     054937107     383       12178     SH           SOLE                  12178
Bear Stearns                        COM     073902108    2568       39143     SH           SOLE                  39143
Beazer Homes USA, Inc.              COM     07556Q105    1072       18235     SH           SOLE                  18235
Blyth, Inc.                         COM     09643P108    1649       64840     SH           SOLE                  64840
Boeing Co.                          COM     097023105    2656      105983     SH           SOLE                 105983
Briggs & Stratton Corp.             COM     109043109    2939       75660     SH           SOLE                  75660
California Amplifier Inc.           COM     129900106      48       12600     SH           SOLE                  12600
Caterpillar, Inc.                   COM     149123101    3638       73950     SH           SOLE                  73950
Centex Construction Products        COM     15231R109    2359       65540     SH           SOLE                  65540
Charter One Financial Inc.          COM     160903100    2811      101617     SH           SOLE                 101617
Cigna Corp.                         COM     125509109    3623       79243     SH           SOLE                  79243
Cisco Systems, Inc.                 COM     17275r102     140       10802     SH           SOLE                  10802
Clark/Bardes Inc.                   COM     180668105    1104       92290     SH           SOLE                  92290
Comerica, Inc.                      COM     200340107    2964       78251     SH           SOLE                  78251
ConocoPhillips Com                  COM     20825C104     233        4343     SH           SOLE                   4343
Constellation Brands, Inc.          COM     21036P108    2276      100252     SH           SOLE                 100252
Convergys Corp                      COM     212485106    2646      200465     SH           SOLE                 200465
Cooper Cos                          COM     216648402    1529       51135     SH           SOLE                  51135
Countrywide Financial Corp.         COM     222372104    3928       68313     SH           SOLE                  68313
Crane Co.                           COM     224399105    1095       62835     SH           SOLE                  62835
CTS Corp.                           COM     126501105    1350      221260     SH           SOLE                 221260
Deucalion Research, Inc.            COM     251468104       0      115000     SH           SOLE                 115000
Diebold, Inc.                       COM     253651103    3351       98726     SH           SOLE                  98726
Donaldson, Inc. Com                 COM     257651109    1699       46435     SH           SOLE                  46435
Donnelley & Sons Co                 COM     257867101    3027      165250     SH           SOLE                 165250
DTE Energy Co.                      COM     233331107    2787       72105     SH           SOLE                  72105
Electronic Data Systems             COM     285661104    2905      165050     SH           SOLE                 165050
Everest Re Group LTD Com            COM     G3223R108    3167       55360     SH           SOLE                  55360
Exxon Mobile Corp.                  COM     30231g102     498       14256     SH           SOLE                  14256
FirstEnergy Corp.                   COM     337932107    4761      151129     SH           SOLE                 151129
FirstMerit Corp. Com                COM     337915102    1627       88207     SH           SOLE                  88207
Footstar, Inc                       COM     344912100    1133      134852     SH           SOLE                 134852
Franklin Electric Co.               COM     353514102     987       21000     SH           SOLE                  21000
GenCorp, Inc.                       COM     368682100     828      132550     SH           SOLE                 132550
General Electric Co.                COM     369604103     212        8329     SH           SOLE                   8329
Goodrich, BF Co.                    COM     382388106    1781      126650     SH           SOLE                 126650
Haemonetics Corp Com                COM     405024100     877       40120     SH           SOLE                  40120
Halliburton Co.                     COM     406216101    2517      121400     SH           SOLE                 121400
Harman International Industries     COM     413086109    1644       28074     SH           SOLE                  28074
Haverty Furniture Co., Inc.         COM     419596101    1443      134191     SH           SOLE                 134191
HJ Heinz Co.                        COM     423074103    2300       78774     SH           SOLE                  78774
John H. Harland Co.                 COM     412693103    1053       43300     SH           SOLE                  43300
Johnson Controls, Inc.              COM     478366107    3847       53110     SH           SOLE                  53110
Jones Apparel Group, Inc.           COM     480074103    2816      102658     SH           SOLE                 102658
Kellwood Co.                        COM     488044108    2074       71655     SH           SOLE                  71655
Lafarge Corp.                       COM     505862102    1045       35985     SH           SOLE                  35985
LSI Logic Corp.                     COM     502161102    2506      554425     SH           SOLE                 554425
Manitowoc, Inc.                     COM     563571108    1506       89592     SH           SOLE                  89592
May Department Stores Co.           COM     577778103    2119      106515     SH           SOLE                 106515
MBNA Corp.                          COM     55262L100    2760      183385     SH           SOLE                 183385
Metris Cos Inc. Com                 COM     591598107      24       10400     SH           SOLE                  10400
Moog, Inc.                          COM     615394202    1346       43990     SH           SOLE                  43990
Nabors Industries, Inc.             COM     629568106    3255       81630     SH           SOLE                  81630
National Commerce Financial Co      COM     63545P104     374       15791     SH           SOLE                  15791
Nicor, Inc.                         COM     654086107    1666       60990     SH           SOLE                  60990
Norsk Hydro                         COM     656531605    2296       60424     SH           SOLE                  60424
Oakley Inc.                         COM     673662102     342       41500     SH           SOLE                  41500
Orthodontic Centers of America      COM     68750P103    1320      253442     SH           SOLE                 253442
Owens & Minor                       COM     690732102     504       28700     SH           SOLE                  28700
Oxford Health Plans Com             COM     691471106    2288       75375     SH           SOLE                  75375
Pfizer, Inc.                        COM     717081103    3764      120808     SH           SOLE                 120808
Plantronics, Inc.                   COM     727493108    1007       68895     SH           SOLE                  68895
Polaris Industries, Inc.            COM     731068102    2645       53200     SH           SOLE                  53200
PPG Industries                      COM     693506107    3710       82305     SH           SOLE                  82305
Quaker Chemical Corp.               COM     747316107    2187      107200     SH           SOLE                 107200
Regis Corp.                         COM     758932107    1572       63115     SH           SOLE                  63115
Reinsurance Group Amer Inc          COM     759351109    1464       55690     SH           SOLE                  55690
Safeway, Inc.                       COM     786514208    1869       98750     SH           SOLE                  98750
Salton, Inc.                        COM     795757103     294       28000     SH           SOLE                  28000
Sara Lee Corp.                      COM     803111103    4538      242686     SH           SOLE                 242686
Schering Plough Corp.               COM     806605101     636       35675     SH           SOLE                  35675
Smithfield Foods, Inc.              COM     832248108    2257      127380     SH           SOLE                 127380
Standex International Corp.         COM     854231107    2053      107769     SH           SOLE                 107769
Sungard Data Systems Inc.           COM     867363103     845       39660     SH           SOLE                  39660
Superior Industries International   COM     868168105    1348       37010     SH           SOLE                  37010
TBC Corp.                           COM     872180104    1085       77479     SH           SOLE                  77479
Telefonos de Mexico SA              COM     879403780    2793       93984     SH           SOLE                  93984
Toll Brothers, Inc.                 COM     889478103    2235      115786     SH           SOLE                 115786
Toro Co.                            COM     891092108    2317       33080     SH           SOLE                  33080
Tyco International, Ltd.            COM     902124106    2609      202876     SH           SOLE                 202876
United Technologies                 COM     913017109    3307       57240     SH           SOLE                  57240
Universal Corp.                     COM     913456109    1494       39575     SH           SOLE                  39575
US Bancorp                          COM     902973304    2600      137004     SH           SOLE                 137004
Verizon Communications              COM     92343V104    3151       89127     SH           SOLE                  89127
VF Corp.                            COM     918204108    3569       94839     SH           SOLE                  94839
Vintage Petroleum, Inc.             COM     927460105    2352      247595     SH           SOLE                 247595
Wachovia Corp. New                  COM     929903102    5049      148191     SH           SOLE                 148191
Washington Federal, Inc.            COM     938824109    2694      128065     SH           SOLE                 128065
Washington Mutual, Inc.             COM     939322103    3288       93220     SH           SOLE                  93220
Webster Financial Corp.             COM     947890109     711       20250     SH           SOLE                  20250
Xeta Technology                     COM     983909102      32       17000     SH           SOLE                  17000

REPORT SUMMARY           109 DATA RECORDS           $210,002           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

